Equity Based Compensation - Schedule of Non- vested Restricted Stock Grants (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Time Based Awards | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Beginning balance	85,315	145,850		219,946
Unvested Shares, Granted	45,904	43,720		60,032
Unvested Shares, Vested	(47,321)	(96,295)		(129,498)
Unvested Shares, Forfeited	(5,254)	(7,960)		(4,630)
Unvested Shares, Ending Balance	78,644	85,315		145,850
Unvested Weighted-Average Grant-Date Fair Value, Beginning balance	$ 13.44	$ 11.5		$ 9.64
Unvested Weighted-Average Grant-Date Fair Value, Granted	14.3	14.3		14.33
Unvested Weighted-Average Grant-Date Fair Value, Vested	12.79	10.86		9.64
Unvested Weighted-Average Grant-Date Fair Value, Forfeited	14.28	13.92		11.76
Unvested Weighted-Average Grant-Date Fair Value, Ending balance	$ 14.28	$ 13.44		$ 11.5
Time Based Awards | LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Beginning balance	380,285	290,641		274,196
Unvested Shares, Granted	315,962	315,915		181,664
Unvested Shares, Vested	(18,048)	(226,271)		(165,219)
Unvested Shares, Forfeited	(15,814)
Unvested Shares, Ending Balance	662,385	380,285		290,641
Unvested Weighted-Average Grant-Date Fair Value, Beginning balance	$ 12.69	$ 11.16		$ 9.22
Unvested Weighted-Average Grant-Date Fair Value, Granted	13.53	13.3		13.23
Unvested Weighted-Average Grant-Date Fair Value, Vested	13.3	11.58		10.21
Unvested Weighted-Average Grant-Date Fair Value, Forfeited	12.86
Unvested Weighted-Average Grant-Date Fair Value, Ending balance	$ 13.07	$ 12.69		$ 11.16
Performance Based Awards | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Beginning balance	0	5,752		5,752
Unvested Shares, Granted		5,752	[1]	0
Unvested Shares, Vested		(11,504)
Unvested Shares, Ending Balance	0	0		5,752
Unvested Weighted-Average Grant-Date Fair Value, Beginning balance	$ 0	$ 9.78		$ 9.78
Unvested Weighted-Average Grant-Date Fair Value, Granted		9.78		0
Unvested Weighted-Average Grant-Date Fair Value, Vested		9.78
Unvested Weighted-Average Grant-Date Fair Value, Ending balance	$ 0	$ 0		$ 9.78
Performance Based Awards | LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Beginning balance	533,015	380,536		267,107
Unvested Shares, Granted	270,096	271,199		113,429
Unvested Shares, Vested	(148,387)	(118,720)
Unvested Shares, Forfeited	(16,160)
Unvested Shares, Ending Balance	638,564	533,015		380,536
Unvested Weighted-Average Grant-Date Fair Value, Beginning balance	$ 12.16	$ 10.39		$ 9.21
Unvested Weighted-Average Grant-Date Fair Value, Granted	13.55	13.3		13.18
Unvested Weighted-Average Grant-Date Fair Value, Vested	9.3	9.09
Unvested Weighted-Average Grant-Date Fair Value, Forfeited	13.36
Unvested Weighted-Average Grant-Date Fair Value, Ending balance	$ 13.38	$ 12.16		$ 10.39

[1]	On March 2, 2023 the Compensation Committee of the board of directors approved the vesting of the 2020 performance grant at 200% of the targeted award. Accordingly, individuals who elected to receive performance based restricted stock were issued and immediately vested additional shares to equal 200% of their targeted award.